Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2017
Subsidiaries and Other Equity Investments
Subsidiaries and Other Equity Investments

(33) Subsidiaries and Other Equity Investments

Subsidiaries

Name and Location of Company	Owner-ship	Total Revenue in 20171)	Profit/Loss (- ) After Tax for 20171)	Total Equity as at 12/31/20171)	Number of Employees as at 12/31/20172)	Foot- note
	%	€ thousands	€ thousands	€ thousands
Major Subsidiaries
Ariba, Inc., Palo Alto, CA, United States	100.0	1,128,586	163,516	3,580,181	1,763
Concur Technologies, Inc., Bellevue, WA, United States	100.0	1,455,188	130,063	7,069,785	3,339
LLC SAP CIS, Moscow, Russia	100.0	468,361	8,711	51,613	826
SAP (Schweiz) AG, Biel, Switzerland	100.0	818,999	–338,934	67,311	721
SAP (UK) Limited, Feltham, United Kingdom	100.0	1,068,795	7,523	–65,176	1,678	10)
SAP America, Inc., Newtown Square, PA, United States	100.0	5,248,201	–344,644	13,008,339	7,801
SAP Asia Pte Ltd, Singapore, Singapore	100.0	441,506	–28,550	–26,721	1,151
SAP Australia Pty Ltd, Sydney, Australia	100.0	707,027	–82,950	68,050	1,257
SAP Brasil Ltda, São Paulo, Brazil	100.0	572,099	–66,298	–62,107	1,762
SAP Canada, Inc., Toronto, Canada	100.0	808,782	44,223	467,224	2,884
SAP China Co., Ltd., Shanghai, China	100.0	892,266	–83,320	–117,810	5,185
SAP Deutschland SE & Co. KG, Walldorf, Germany	100.0	3,950,051	621,834	1,442,856	4,513	7), 9)
SAP France, Levallois-Perret, France	100.0	1,120,814	170,321	1,579,837	1,531
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100.0	89,454	1,748	17,104	845
SAP India Private Limited, Bangalore, India	100.0	577,685	61,846	279,095	1,876
SAP Industries, Inc., Newtown Square, PA, United States	100.0	633,506	39,032	542,364	328
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100.0	547,575	27,499	387,063	672
SAP Japan Co., Ltd., Tokyo, Japan	100.0	900,807	74,045	99,896	1,182
SAP Labs India Private Limited, Bangalore, India	100.0	432,654	46,791	99,112	7,451
SAP Labs, LLC, Palo Alto, CA, United States	100.0	673,690	44,162	344,895	2,108
SAP México S.A. de C.V., Mexico City, Mexico	100.0	382,974	17,577	6,627	777	12)
SAP Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100.0	573,162	39,684	92,475	594	11)
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100.0	152,885	10,766	49,312	1,460
SuccessFactors, Inc., South San Francisco, CA, United States	100.0	958,049	269,541	3,247,742	1,017

Name and Location of Company	Owner- ship	Foot- note
	%
Other Subsidiaries 3)
“SAP Kazakhstan” LLP, Almaty, Kazakhstan	100.0
110405, Inc., Newtown Square, PA, United States	100.0
Abakus Europe Limited, London, United Kingdom	100.0	4)
Abakus Ukraine Limited Liability Company, Kiev, Ukraine	100.0	4)
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100.0
Ariba Czech s.r.o., Prague, Czech Republic	100.0
Ariba India Private Limited, Gurgaon, India	100.0
Ariba International Holdings, Inc., Wilmington, DE, United States	100.0
Ariba International Singapore Pte Ltd, Singapore, Singapore	100.0
Ariba International, Inc., Wilmington, DE, United States	100.0
Ariba Slovak Republic s.r.o., Košice, Slovakia	100.0
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China	100.0
Ariba Technologies India Private Limited, Bangalore, India	100.0
Ariba Technologies Netherlands B.V., ‘s-Hertogenbosch, the Netherlands	100.0	11)
Beijing Zhang Zhong Hu Dong Information Technology Co., Ltd., Beijing, China	0	5)
b-process, Paris, France	100.0
Business Objects Holding B.V., ‘s-Hertogenbosch, the Netherlands	100.0	11)
Business Objects Option LLC, Wilmington, DE, United States	100.0
Business Objects Software Limited, Dublin, Ireland	100.0
Christie Partners Holding C.V., ‘s-Hertogenbosch, the Netherlands	100.0
ClearTrip Inc. (Mauritius), Ebene, Mauritius	57.9
ClearTrip Inc., George Town, Cayman Islands	57.9
Cleartrip MEA FZ LLC, Dubai, United Arab Emirates	57.9
ClearTrip Private Limited, Mumbai, India	57.9
CNQR Operations Mexico S. de. R.L. de. C.V., San Pedro Garza Garcia, Mexico	100.0
Concur (Austria) GmbH, Vienna, Austria	100.0
Concur (Canada), Inc., Toronto, Canada	100.0
Concur (France) SAS, Paris, France	100.0
Concur (Germany) GmbH, Frankfurt am Main, Germany	100.0	8), 9)
Concur (Japan) Ltd., Bunkyo-ku, Japan	74.4
Concur (New Zealand) Limited, Wellington, New Zealand	100.0
Concur (Philippines) Inc., Makati City, Philippines	100.0
Concur (Switzerland) GmbH, Zurich, Switzerland	100.0
Concur Czech (s.r.o.), Prague, Czech Republic	100.0
Concur Holdings (France) SAS, Paris, France	100.0
Concur Holdings (Netherlands) B.V., Amsterdam, the Netherlands	100.0	11)

Name and Location of Company	Owner- ship	Foot- note
	%
Concur Technologies (Australia) Pty. Limited, Sydney, Australia	100.0
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100.0
Concur Technologies (India) Private Limited, Bangalore, India	100.0
Concur Technologies (Singapore) Pte Ltd, Singapore, Singapore	100.0	12)
Concur Technologies (UK) Limited, London, United Kingdom	100.0	10)
ConTgo Consulting Limited, London, United Kingdom	100.0	10)
ConTgo Limited, London, United Kingdom	100.0	10)
ConTgo Pty. Ltd., Sydney, Australia	100.0
Crystal Decisions (Ireland) Limited, Dublin, Ireland	100.0
Crystal Decisions Holdings Limited, Dublin, Ireland	100.0
Crystal Decisions UK Limited, London, United Kingdom	100.0
EssCubed Procurement Pty. Ltd., Johannesburg, South Africa	100.0
Extended Systems, Inc., San Ramon, CA, United States	100.0
Fedem Technology AS, Trondheim, Norway	100.0
Fieldglass Europe Limited, London, United Kingdom	100.0	10)
Financial Fusion, Inc., San Ramon, CA, United States	100.0
FreeMarkets Ltda., São Paulo, Brazil	100.0
Gigya Australia Pty Ltd, Syndey, Australia	100.0	4)
Gigya Ltd., Tel Aviv, Israel	100.0	4)
Gigya UK Ltd, London, United Kingdom	100.0	4), 10)
Gigya, Inc., Mountain View, CA, United States	100.0	4)
GlobalExpense Limited, London, United Kingdom	100.0	10)
Hipmunk, Inc., San Francisco, CA, United States	100.0
hybris (US) Corp., Wilmington, DE, United States	100.0
hybris GmbH, Munich, Germany	100.0	8), 9)
Inxight Federal Systems Group, Inc., Wilmington, DE, United States	100.0
LLC “SAP Labs”, Moscow, Russia	100.0
LLC “SAP Ukraine”, Kiev, Ukraine	100.0
Merlin Systems Oy, Espoo, Finland	100.0
Multiposting Sp.z o.o., Warsaw, Poland	100.0
Nihon Ariba K.K., Tokyo, Japan	100.0
OutlookSoft Deutschland GmbH, Walldorf, Germany	100.0
Plat.One Inc., Palo Alto, CA, United States	100.0
Plat.One Lab Srl, Bogliasco, Italy	100.0
Plateau Systems LLC, South San Francisco, CA, United States	100.0
PT SAP Indonesia, Jakarta, Indonesia	99.0
PT Sybase 365 Indonesia, Jakarta, Indonesia	100.0
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100.0
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100.0
Quadrem Chile Ltda., Santiago de Chile, Chile	100.0

Name and Location of Company	Owner- ship	Foot- note
	%
Quadrem Colombia SAS, Bogotá, Colombia	100.0
Quadrem International Ltd., Hamilton, Bermuda	100.0
Quadrem Netherlands B.V., Amsterdam, the Netherlands	100.0	11)
Quadrem Overseas Cooperatief U.A., Amsterdam, the Netherlands	100.0
Quadrem Peru S.A.C., Lima, Peru	100.0
Ruan Lian Technologies (Beijing) Co., Ltd., Beijing, China	100.0
SAP (Beijing) Software System Co., Ltd., Beijing, China	100.0
SAP Andina y del Caribe, C.A., Caracas, Venezuela	100.0	12)
SAP Argentina S.A., Buenos Aires, Argentina	100.0	12)
SAP Asia (Vietnam) Co., Ltd., Ho Chi Minh City, Vietnam	100.0
SAP AZ LLC, Baku, Azerbaijan	100.0
SAP Belgium NV/SA, Brussels, Belgium	100.0
SAP Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Business Compliance Services GmbH, Siegen, Germany	100.0
SAP Business Services Center Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100.0	11)
SAP Chile Limitada, Santiago, Chile	100.0	12)
SAP China Holding Co., Ltd., Beijing, China	100.0
SAP Colombia S.A.S., Bogotá, Colombia	100.0	12)
SAP Commercial Services Ltd., Valletta, Malta	100.0
SAP Costa Rica, S.A., San José, Costa Rica	100.0	12)
SAP ČR, spol. s r.o., Prague, Czech Republic	100.0
SAP Cyprus Limited, Nicosia, Cyprus	100.0
SAP d.o.o., Zagreb, Croatia	100.0
SAP Danmark A/S, Copenhagen, Denmark	100.0
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP East Africa Limited, Nairobi, Kenya	100.0	12)
SAP Egypt LLC, Cairo, Egypt	100.0
SAP EMEA Inside Sales S.L., Barcelona, Spain	100.0
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP España – Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100.0
SAP Estonia OÜ, Tallinn, Estonia	100.0
SAP Financial, Inc., Toronto, Canada	100.0
SAP Finland Oy, Espoo, Finland	100.0
SAP Foreign Holdings GmbH, Walldorf, Germany	100.0
SAP France Holding, Levallois-Perret, France	100.0
SAP Global Marketing, Inc., New York, NY, United States	100.0
SAP Hellas S.A., Athens, Greece	100.0
SAP Holdings (UK) Limited, Feltham, United Kingdom	100.0	10)
SAP Hong Kong Co., Ltd., Hong Kong, China	100.0
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100.0	8), 9)

Name and Location of Company	Owner- ship	Foot- note
	%
SAP India (Holding) Pte Ltd, Singapore, Singapore	100.0
SAP International Panama, S.A., Panama City, Panama	100.0
SAP International, Inc., Miami, FL, United States	100.0
SAP Investments, Inc., Wilmington, DE, United States	100.0
SAP Ireland Limited, Dublin, Ireland	100.0
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100.0
SAP Israel Ltd., Ra’anana, Israel	100.0	12)
SAP Korea Ltd., Seoul, South Korea	100.0
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Labs Finland Oy, Espoo, Finland	100.0
SAP Labs France SAS, Mougins, France	100.0
SAP Labs Israel Ltd., Ra’anana, Israel	100.0
SAP Labs Korea, Inc., Seoul, South Korea	100.0
SAP Latvia SIA, Riga, Latvia	100.0
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100.0
SAP Malta Investments Ltd., Valletta, Malta	100.0
SAP MENA FZ L.L.C., Dubai, United Arab Emirates	100.0
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	49.0	5), 12)
SAP National Security Services, Inc., Newtown Square, PA, United States	100.0
SAP Nederland Holding B.V., ‘s-Hertogenbosch, the Netherlands	100.0	11)
SAP New Zealand Limited, Auckland, New Zealand	100.0
SAP Norge AS, Lysaker, Norway	100.0
SAP North West Africa Ltd, Casablanca, Morocco	100.0
SAP Österreich GmbH, Vienna, Austria	100.0
SAP Perú S.A.C., Lima, Peru	100.0	12)
SAP Philippines, Inc., Makati City, Philippines	100.0
SAP Polska Sp. z o.o., Warsaw, Poland	100.0
SAP Portals Europe GmbH, Walldorf, Germany	100.0
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Portals Israel Ltd., Ra’anana, Israel	100.0
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100.0
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Public Services Hungary Kft., Budapest, Hungary	100.0
SAP Public Services, Inc., Washington, DC, United States	100.0
SAP Puerto Rico GmbH, Walldorf, Germany	100.0	8), 9); 12)
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany	100.0
SAP Romania SRL, Bucharest, Romania	100.0
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia	100.0

Name and Location of Company	Owner- ship	Foot- note
	%
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia	75.0
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP Services s.r.o., Prague, Czech Republic	100.0
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100.0
SAP Slovensko s.r.o., Bratislava, Slovakia	100.0
SAP Software and Services LLC, Doha, Qatar	49.0	5)
SAP Svenska Aktiebolag, Stockholm, Sweden	100.0	12)
SAP System Application and Products Myanmar Ltd., Yangon, Myanmar	100.0	4)
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100.0
SAP Taiwan Co., Ltd., Taipei, Taiwan	100.0
SAP Technologies Inc., Palo Alto, CA, United States	100.0
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100.0
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100.0
SAP UAB, Vilnius, Lithuania	100.0
SAP Ventures Investment GmbH, Walldorf, Germany	100.0	8), 9)
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP West Balkans d.o.o., Belgrade, Serbia	100.0
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP.io Fund, L.P., San Francisco, CA, United States	0	4); 6)
Sapphire SAP HANA Fund of Funds, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund I, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund II, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund III, L.P., Palo Alto, CA, United States	0	4); 6)
SAPV (Mauritius), Ebene, Mauritius	0	6)
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100.0
SuccessFactors Asia Pacific Limited, Hong Kong, China	100.0
SuccessFactors Cayman, Ltd., Grand Cayman, Cayman Islands	100.0
Sybase 365 Ltd., Tortola, British Virgin Islands	100.0
Sybase 365, LLC, San Ramon, CA, United States	100.0
Sybase Angola, LDA, Luanda, Angola	100.0
Sybase Iberia S.L., Madrid, Spain	100.0
Sybase India Ltd., Mumbai, India	100.0
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States	100.0
Sybase Philippines, Inc., Makati City, Philippines	100.0

Name and Location of Company	Owner- ship	Foot- note
	%
Sybase Software (India) Private Ltd., Mumbai, India	100.0
Sybase, Inc., San Ramon, CA, United States	100.0
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	70.0	12)
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100.0	12)
TomorrowNow, Inc., Bryan, TX, United States	100.0
TRX Europe Limited, London, United Kingdom	100.0	10)
TRX Luxembourg, S.a.r.l., Luxembourg City, Luxembourg	100.0
TRX Technologies India Private Limited, Raman Nagar, India	100.0
TRX UK Limited, London, United Kingdom	100.0	10)
TRX, Inc., Bellevue, WA, United States	100.0
Volume Integration, Inc., VA, United States	100.0

1) These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

2) As at December 31, 2017, including managing directors, in FTE.

3) Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

4) Consolidated for the first time in 2017.

5) Agreements with the other shareholders provide that SAP SE fully controls the entity.

6) SAP SE does not hold any ownership interests in six structured entities, SAPV (Mauritius), Sapphire SAP HANA Fund of Funds, L.P., Sapphire Ventures Fund I, L.P., Sapphire Ventures Fund II, L.P., Sapphire Ventures Fund III, L.P., and SAP.io Fund, L.P. However, based on the terms of limited partnership agreements under which these entities were established, SAP SE is exposed to the majority of the returns related to their operations and has the current ability to direct these entities’ activities that affect these returns, in accordance with IFRS 10 (Consolidated Financial Statements). Accordingly, the results of operations are included in SAP’s consolidated financial statements.

7) Entity whose personally liable partner is SAP SE.

8) Entity with (profit and) loss transfer agreement.

9) Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

10) Pursuant to sections 479A to 479C of the UK Companies Act 2006, the entity is exempt from having its financial statements audited on the basis that SAP SE has provided a guarantee of the entity’s liabilities in respect of its financial year ended December 31, 2017.

11) Pursuant to article 2:403 of the Dutch Civil Code, the entity is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare the financial statements, the requirement of independent audit, and the requirement of public disclosure, on the basis that SAP SE has provided a guarantee of the entity’s liabilities in respect of its financial year ended December 31, 2017.

12) Entity with support letter issued by SAP SE.

Other Equity Investments

Name and Location of Company	Owner- ship
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28.30
Convercent, Inc., Denver, CO, United States	40.93
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17.00
StayNTouch Inc., Bethesda, MD, United States	44.72
Visage Mobile, Inc., Milwaukee, WI, United States	26.62
Yapta, Inc., Seattle, WA, United States	47.01

Name and Location of Company
Equity Investments with Ownership of at Least 5%
83North IV, L.P., Hertzalia, Israel
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners L.P., Menlo Park, CA, United States
AP Opportunity Fund, LLC, Menlo Park, CA, United States
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
Catchpoint Systems, Inc., New York, NY, United States
Char Software, Inc., Boston, MA, United States
Cloudhealth Technologies, Inc., Boston, MA, United States
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Culture Amp, Inc., San Francisco, CA, United States
Data Collective II L.P., San Francisco, CA, United States
Data Collective III L.P., San Francisco, CA, United States
Data Collective IV, L.P., San Francisco, CA, United States
Dharma Platform, Inc., Washington, DC, United States
EIT ICT Labs Germany GmbH, Berlin, Germany
FeedZai S.A., Lisbon, Portugal
Felix Ventures II, L.P., London, United Kingdom
Follow Analytics, Inc., San Francisco, CA, United States
GK Software AG, Schöneck, Germany
Greater Pacific Capital (Cayman) L.P., Grand Cayman, Cayman Islands
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
Inkling Systems, Inc., San Francisco, CA, United States
InnovationLab GmbH, Heidelberg, Germany

Name and Location of Company
innoWerft Technologie- und Gründerzentrum Walldorf Stiftung GmbH, Walldorf, Germany
Integral Ad Science, Inc., New York, NY, United States
JFrog, Ltd., Netanya, Israel
Jibe, Inc., New York, NY, United States
Kaltura, Inc., New York, NY, United States
Landlog Limited, Tokyo, Japan
LeanData, Inc., Sunnyvale, CA, United States
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Looker Data Sciences, Inc., Santa Cruz, CA, United States
Mosaic Ventures I, L.P., London, United Kingdom
MVP Strategic Partnership Fund GmbH & Co. KG, Munich, Germany
Narrative Science, Inc., Chicago, IL, United States
Nor1, Inc., Santa Clara, CA, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
On Deck Capital, Inc., New York, NY, United States
OpenX Software Limited, Pasadena, CA, United States
OpsRamp, Inc., San Jose, CA, United States
Pheonix Labs Canada, ULC, Burnaby, BC, Canada
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Portworx Inc., Los Altos, CA, United States
Post for Systems, Cairo, Egypt
PubNub, Inc., San Francisco, CA, United States
Realize Corporation, Tokyo, Japan
Reltio, Inc., Redwood Shores, CA, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Rome2rio Pty. Ltd., Richmond, Australia
Smart City Planning, Inc., Tokyo, Japan
Socrata, Inc., Seattle, WA, United States
SportsTech Fund, L.P., Palo Alto, CA, United States
SportsTech Parallel Fund, L.P., Palo Alto, CA, United States
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SumoLogic, Inc., Redwood City, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
T3C Inc., Mountain View, CA, United States
The Currency Cloud Group Limited, London, United Kingdom
The SaaStr Fund I, L.P., Palo Alto, CA, United States
The SAVO Group Ltd., Chicago, IL, United States
TidalScale, Inc., Campbell, CA, United States
Upfront V, L.P., Santa Monica, CA, United States
Wandera, Inc., San Francisco, CA, United States